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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Dubravka Racnjak

Title:   SIGNING AUTHORITY
         ------------------
Phone:   (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/  Dubravka Racnjak                       Zug, Switzerland  February 14, 2000


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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus S.A.

      Biotech Invest S.A.

      Biotech Target S.A.


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  3

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  902,054
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus S.A.

      2     Biotech Invest S.A.

      3     Biotech Target S.A.


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                                  BB BIOTECH AG

                            FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  COLUMN 8:
                                                                 COLUMN 5:                                    VOTING AUTHORITY
                                            COLUMN 4:                             COLUMN 6:
    COLUMN 1:      COLUMN 2:    COLUMN 3:    VALUE     ------------------------  INVESTMENT   COLUMN 7: ---------------------------
 NAME OF ISSUER  TITLE OF CLASS  CUSIP     (X$1,000)   SHRS OR      SH/    PUT/  DISCRETION    OTHER
                                                       PRN  AMT     PRN    CALL               MANAGERS
                                                                                                          SOLE      SHARED    NONE

-----------------------------------------------------------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc.              Common Stock  01535110   $   16,198   1,824,113    SH           DEFINED        2      1,824,113    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Algos
Pharmaceuticals,
Inc.              Common Stock  01586910   $   26,803   1,215,000    SH           DEFINED        3      1,215,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Ariad
Pharmaceuticals
Inc.              Common Stock  04033A10   $    2,841   2,273,000    SH           DEFINED        2      2,273,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aurora
Biosciences,
Inc.              Common Stock  05192010   $   10,306   1,421,500    SH           DEFINED        2      1,421,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aviron            Common Stock  05376210   $   76,340   2,655,286    SH           DEFINED        2      2,655,286    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Biochem
Pharma, Inc.      Common Stock  09058T10   $   82,359   4,392,500    SH           DEFINED        1      4,392,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Centocor          Common Stock  15234210   $   75,890   1,627,500    SH           DEFINED        1      1,627,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.              Common Stock  12666710   $   10,833   1,969,647    SH           DEFINED        2      1,969,647    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme
Corporation       Common Stock  372917104  $   19,885     410,000    SH           DEFINED        1        410,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
La Jolla
Pharmaceutical
Company           Common Stock  50345910   $    2,431   3,001,000    SH           DEFINED        2      3,001,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune         Common Stock  58469910   $  459,752   6,786,000    SH           DEFINED        1      6,786,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Sangstat
Medical Corp.     Common Stock  80100310   $    7,418     430,000    SH           DEFINED                 430,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Transkaryotic
Therapies         Common Stock  89373510   $   92,780   2,811,500    SH           DEFINED        2      2,811,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Vertex
Pharmaceuticals,
Inc.              Common Stock  92532F10   $   18,218     755,000    SH           DEFINED        2        755,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN
 TOTALS                                    $  902,054
-----------------------------------------------------------------------------------------------------------------------------------